NOTES PAYABLE - Additional Information (Details) (USD $)	0 Months Ended		1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended			69 Months Ended	78 Months Ended				12 Months Ended		69 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended				1 Months Ended		1 Months Ended				1 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 13, 2007	Dec. 31, 2007	Nov. 30, 2007	Sep. 30, 2007	Aug. 31, 2007	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2011	Sep. 30, 2012	Dec. 03, 2007	Nov. 07, 2007	Aug. 31, 2010 Bluefire Fulton Renewable Energy Llc [Member]	Dec. 31, 2010 Us Department Of Agriculture [Member]	Dec. 31, 2009 Us Department Of Agriculture [Member]	Dec. 31, 2011 Us Department Of Agriculture [Member]	Dec. 31, 2010 Department Of Energy	Dec. 31, 2009 Department Of Energy	Aug. 31, 2007 Class Warrants [Member]	Dec. 03, 2007 Class Warrants [Member]	Nov. 21, 2007 Class Warrants [Member]	Aug. 21, 2007 Class Warrants [Member]	Aug. 31, 2007 Class B Warrants [Member]	Dec. 03, 2007 Class B Warrants [Member]	Nov. 21, 2007 Class B Warrants [Member]	Aug. 21, 2007 Class B Warrants [Member]	Aug. 31, 2007 Senior Secured Convertible Notes Payable [Member]	Nov. 21, 2007 Senior Secured Convertible Notes Payable [Member]	Dec. 31, 2007 Minimum	Aug. 31, 2007 Minimum	Dec. 03, 2007 Minimum	Dec. 03, 2007 Minimum Senior Secured Convertible Notes Payable [Member]	Dec. 31, 2007 Maximum	Aug. 31, 2007 Maximum	Dec. 03, 2007 Maximum	Dec. 03, 2007 Maximum Senior Secured Convertible Notes Payable [Member]	Aug. 31, 2007 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2007 Warrant [Member]	Aug. 31, 2007 Convertible Notes [Member]	Dec. 31, 2011 Convertible Notes [Member]	Jul. 13, 2007 Accredited Investors [Member]	Jul. 13, 2007 Chief Financial Officer [Member]
Short-term Debt [Line Items]
Convertible Debt																																															$ 500,000	$ 25,000
Number Of Accredited Investors		0																																													0
Convertible note payable, interest rate	8.00%	10.00%															10.00%
Warrants exercise price		5.00	5.45									0.50	5.45			2.90									5.48	5.48	5.48		6.32	6.32	6.32
Expiry Term Of Vested Warrants		5 years		3 years		3 years
Debt Conversion, Converted Instrument, Warrants or Options Issued		200,000																														1,000,000
Fair Value Of Warrants				3,500,000		3,500,000					990,367
Expected volatility				118.00%		118.00%					113.00%		118.00%
Risk-free interest rate				4.05%		4.05%					4.94%		4.05%
Annual dividend yield				0.00%		0.00%					0.00%		0.00%
Expected life (years)				3 years		3 years					5 years		5 years
Proceeds from convertible notes payable									363,500					2,500,000	2,863,500																											1,279,429	332,256		728,571	167,744
Amortization of debt discount			332,256				92,404		182,657			9,851		686,833	869,490
Fair market value of the conversion feature									0																									332,000	728,000			167,744	1,679,000
Repayments of Convertible Debt				516,000
Repayment Of Convertibel Debt Interest Amount				16,000
Debt Instrument, Increase, Accrued Interest				800									33,000
Conversion of senior secured convertible notes payable				2,000,000		2,000,000								2,000,000	2,000,000
Debt Conversion, Converted Instrument, Rate																																8.00%
Common shares issued (in shares)					3,876																			500,000				500,000																23,731
Debt Instrument, Convertible, Conversion Price																																	$ 4.21			$ 2.90	$ 2.90			$ 4.21	$ 2.96
Debt Conversion, Original Debt, Amount						10,000,000
Percentage Of Discount On Convertible Promissory Notes						100.00%
Amortization of Financing Costs and Discounts			312,000										32,000
Loss on extinguishment of debt			1,688,000										2,818,000	2,818,370	2,818,370
Debt Instrument, Convertible, Carrying Amount of Equity Component																2,000,000
Debt Conversion, Converted Instrument, Shares Issued													700,922
Interest Obligation					20,000
Common Stock In Lieu Of Cash Per Share					$ 4.48
Fair Value Assumptions Market Price Per Share			$ 3.26
Debt issuance costs for rejected loan guarantees										309,834	309,834	273,800	207,000	583,634	583,634
Cash Payment Of Debt Issuance Fees and Expenses													100,000
Warrants and Rights Outstanding			107,000										107,000
Debt Issuance Cost	10,132											123,800							298,000	150,000	114,000
Loan Guarantee																		250				250	58
Write off of Deferred Debt Issuance Cost												150,000		583,634								123,800
General and administrative							$ 308,614	$ 612,078	$ 987,023	$ 1,347,006	$ 1,752,774	$ 1,996,645		$ 309,000	$ 17,771,072